Earnings Per Share	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
EARNINGS PER SHARE
25.	EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted earnings per share for the years ended December 31, 2018, 2019 and 2020, for which the basic weighted average number of common shares are based on the 1,371,643,240, 1,371,643,240 and 1,371,643,240 common shares issued by the Company, as if those shares were issued as of the earliest date presented.

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB

Net income	860,908,711	534,643,942	114,852,526
Basic weighted average number of common shares outstanding	1,251,608,224	1,371,643,240	1,371,643,240
Effect of dilutive share options	137,727,545	96,143,147	153,589,125
Dilutive weighted average number of ordinary shares	1,389,335,769	1,467,786,387	1,525,232,365
Basic earnings per share	0.69	0.39	0.08
Diluted earnings per share	0.62	0.36	0.08